Finance and Other Receivables - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired Loans	$ 6.8	$ 2.5
Percentage of portfolio	4.00%
Charge-off related to restructured TDR	8.2
Repossessed inventory	20.9	16.0
Proceeds from the sales of repossessed assets	62.2	80.1	135.3
Financial Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans accounted for as troubled debt restructurings	38.5	26.0
Financial Services | Dealer wholesale financing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment of finance receivables that are on non-accrual status	3.1	17.8
Financial Services | Retail | Fleet
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment of finance receivables that are on non-accrual status	42.8	63.6
Recorded Investment, subsequently defaulted	19.3
Financial Services | Retail | Owner/Operator
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment of finance receivables that are on non-accrual status	11.7	17.7
Recorded Investment, subsequently defaulted	0.6
Financial Services | Retail | Dealer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment of finance receivables that are on non-accrual status	0.1	0.4
Financial Services | Finance Leases Financing Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Estimated residual values included with finance leases	$ 206.0	$ 209.4